Financial Assets - Non current financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial Assets
Financial investments in shares with stock market	€ 7	€ 7
Total Non-current financial assets measured at fair value	7	7
Non-current guarantee deposits	5,433	5,566
Other non-current financial assets (a)	29,504	1,908
Non-current loans to related parties (see note 31)	86,363	82,969
Non-current loans to EEAA (b) (see note 31)	17,623	17,151
Total Non-current financial assets measured at amortized cost	€ 138,923	€ 107,594